AXS Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$257,782,181
TOTAL NET ASSETS — 100.0%	$257,782,181

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Ark Innovation ETF	Pay	2.42% (OBFR01* -190bps)	At Maturity	8/8/2023	$(284,404,451)	$-	$26,750,310
TOTAL EQUITY SWAP CONTRACTS								$26,750,310

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.